STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

August 1, 2007

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Dreyfus Cash Management
Post-Effective Amendment No. 35
(Registration Nos: 811-4175; 2-94930)

Dreyfus Cash Management Plus, Inc.
Post-Effective Amendment No. 31
(Registration Nos: 811-5295; 33-16693)

Dreyfus Government Cash Management Funds
Post-Effective Amendment No. 37
(Registration Nos: 811-3964; 2-89359)

Dreyfus Municipal Cash Management Plus
Post-Effective Amendment No. 27
(Registration Nos: 811-6172; 33-36821)

Dreyfus New York Municipal Cash Management
Post-Effective Amendment No. 23
(Registration Nos: 811-6395; 33-42431)

Dreyfus Tax Exempt Cash Management Funds
Post-Effective Amendment No. 38
(Registration Nos: 811-3954; 2-89275)

Dreyfus Treasury Cash Management
Post-Effective Amendment No. 30
(Registration Nos: 811-4723; 33-6851)

Dreyfus Treasury Prime Cash Management
Post-Effective Amendment No. 30
(Registration Nos: 811-5718; 33-25941)

Ladies and Gentlemen:

On behalf of the above-referenced funds (the "Funds"), transmitted separately for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "1933 Act"), is a Post-Effective Amendment to the Fund's Registration Statement on Form N-1A (each, an "Amendment").

The Amendments are being filed in order to add a new class to each Fund–Agency Shares (the "Shares"). The Shares are identical in all respects to the Funds' other currently existing share classes, except that the Shares charge a Rule 12b-1 fee of 0.06%. As with the other share classes, for each class of Shares, Dreyfus has agreed to pay all the fund expenses other than the management fee and Rule 12b-1 fee. The distribution of each class of Shares and the process for determination of net asset value will be identical to that of the other classes of each Fund.

Each Fund intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act prior to September 30, 2007 in order to update financial information and other disclosure, to respond to any comments the Staff may have on the Amendments and to file certain exhibits, including the consent of the Fund's independent registered public accounting firm, and a "Tandy Letter."

Please telephone the undersigned at 212.806.6443, or David Stephens at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan